Equity Method Investments (Details) $ / shares in Units, ¥ in Thousands			6 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Nov. 30, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024	Nov. 30, 2022 $ / shares	Dec. 31, 2021
Equity Method Investments [Line Items]
Gain on equity method investments (in Dollars) | $			$ 26,000	$ 25,000
Met Chain Co Limited [Member]
Equity Method Investments [Line Items]
Equity interest percentage			29.53%		24.30%	3.30%	21.00%
Consideration for ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.06					$ 0.06
Consideration for shares	$ 1,050,400	¥ 7,120,478
Met Chain Co Limited [Member] | Equity Transfer Agreement [Member]
Equity Method Investments [Line Items]
Equity interest percentage	5.23%